Inventories (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Inventories [Abstract]
Impairment expenses	$ 115		$ 594
Cost of goods sold	$ 311,442	$ 112,321	$ 164,263